Other income (expenses), net	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other income (expenses), net
30	Other income (expenses), net

	December 31, 2017	December 31, 2016	December 31, 2015
Sales of credit rights (Note 10)	1,039,966	—	—
Income from sale of scrap / eventual income	41,040	—	—
Insurance reimbursement income	22,852	12,794	28,776
(Loss) gain from port operations	(1,028)	—	—
Rental income	2,622	2,889	2,760
Loss on disposal of non-current assets and intangibles	(32,558)	(22,961)	(9,672)
Settlement of pre-existing relationship with business combinations	—	—	29,838
Cost related to internal organization and prospective acquisitions	—	—	(141,988)
Gains on compensation claims	—	—	345,193
Net effect of legal proceedings, recoverable and tax installments	(172,659)	(111,841)	(41,569)
Other	(22,636)	2,817	38,980

	877,599	(116,302)	252,318